PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2014
PROPERTY AND EQUIPMENT, NET [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 7:-	PROPERTY AND EQUIPMENT, NET

	December 31,
	2014	2013
Cost:
Computers and peripheral equipment	$121,267	$111,394
Office furniture and equipment	12,085	12,979
Leasehold improvements	28,931	25,540

	162,283	149,913
Accumulated depreciation:
Computers and peripheral equipment	97,130	84,737
Office furniture and equipment	9,402	9,647
Leasehold improvements	13,876	11,186

	120,408	105,570

Depreciated cost	$41,875	$44,343

Depreciation expense totaled $18,747, $17,863 and $16,280 for the years 2014, 2013 and 2012, respectively.

The Company recorded a reduction of $2,606 and $15,670 to the cost and accumulated depreciation of fully depreciated equipment and leasehold improvements no longer in use for the years ended December 31, 2014 and 2013, respectively.